SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS

NOTE 16 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through December 13, 2024, the date at which the financial statements were available to be issued, and determined there were no items to disclose other than the following items:

In October and November, the Company refinanced an existing sale of future receipts. Pursuant to this agreement, the Company sold and assigned $0.9 million of future receipts and paid off an existing balance of $0.3 million in exchange for net cash proceeds of $0.5 million. Under this agreement, the Company agreed to pay the third party sales receipts until the future receipts have been collected.

As on October 09, 2024, ConnectM entered into a Purchase Agreement with the owners of Green Energy Gains, whereby the Company has acquired all of the issued and outstanding capital stock of GEG in an all-stock transaction. The Green Energy Gains operating model includes home energy assessments (HEA) and modeling, and identification of weatherization opportunities for the home in order to reduce the homeowner’s utility bills. ConnectM’s core business model relies on an inorganic growth strategy. Green Energy Gains, as a strategic acquisition, strengthens ConnectM’s portfolio and is expected to expand the customer base for its proprietary electric heat pump, offering a suitable solution for homeowners after no cost home energy assessments.

In October 2024, the Company received an additional $1.1 million in exchange for four convertible promissory notes as of the date of issuance of the financial statements. The Convertible Notes bears an annual interest of 20% and shall be due and payable in April 2025.

On November 19, 2024, the Company approved the conversion of 6,719,742 shares for the price of $13.8 million of the Company’s outstanding debt into shares of common stock, par value $0.0001 per share of the Company at an average conversion price of $2.045 per share.

ConnectM Before Business Combination
SUBSEQUENT EVENTS

NOTE 22: SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through March 21, 2024, the date the financial statements were available to be issued, and determined there were no items to disclose other than the following items:

Libertas (Sale of Future Receipts)

On January 4, 2024, the Company entered into a sale of Future Receipts agreement with Libertas Funding, LLC, an independent third party. This transaction is similar to those listed above in Note 12: Debt. Pursuant to this agreement, the Company sold and assigned $451,500 of Future Receipts in exchange for net cash proceeds of $343,000. Under the agreement, the Company agreed to pay the third party a minimum of $8,958 of weekly sales receipts until the Future Receipts have been collected for the term of this agreement is approximately one year as the payments are made until the total amount of the future receipts are paid out. Future Receipts can be defined as any sales the Company completes in the normal course of business and include, among other things, payments by cash, physical or electronic checks, credit cards, charge cards, debit cards, other payment cards, ACH or other electronic payments, and any other form of funds transfer or payment.

On January 30, 2024, the Company entered into an additional agreement with Libertas Funding, LLC. This transaction was to consolidate all previous agreements into one master agreement. In this master agreement, the Company sold and assigned $2,600,000 of Future Receipts in exchange for net cash proceeds of $2,077,011. Under the agreement, the Company agreed to pay the third party a minimum of $51,587 of weekly sales receipts until the Future Receipts have been collected for the term of this agreement is approximately one year as the payments are made until the total amount of the future receipts are paid out. Future Receipts can be defined as any sales the Company completes in the normal course of business and include, among other things, payments by cash, physical or electronic checks, credit cards, charge cards, debit cards, other payment cards, ACH or other electronic payments, and any other form of funds transfer or payment.

Due From MCAC

On January 8, 2024, the Company remitted funds to MCAC to extend the period of time to consummate its Business Combination by an additional one-month period from January 13, 2024 to February 13, 2024 pursuant to a deposit of $325,715 to the Trust Account of MCAC by the Company.

On February 10, 2024, the Company remitted funds to MCAC to extend the period of time to consummate its Business Combination by an additional one-month period from February 13, 2024 to March 13, 2024 pursuant to a deposit of $325,715 to the Trust Account of MCAC by the Company.

On March 10, 2024, the Company remitted funds to MCAC to extend the period of time to consummate its Business Combination by an additional one-month period from March 13, 2024 to April 13, 2024 pursuant to a deposit of $325,715 to the Trust Account of MCAC by the Company.